                                   FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2001
                                                        -------------

           Check here if Amendment [  ]: Amendment Number:__________

                       This Amendment (Check only one):

                       [_] is a restatement
                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Maple Row Management, Inc.
Address:  112 Rowayton Avenue
          Rowayton, CT 06853


Form 13F File Number:28-05487
                     --------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eric Blattman
Title:    President
Phone:    (203) 854-5015

Signature, Place and Date of Signing:

 /s/ Eric Blattman                   112 Rowayton Avenue,    August 9, 2001
---------------------------------
                                     Rowayton
                                     Connecticut 06853

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT
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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0


Form 13F Information Table Entry Total:      39



Form 13F Information Table Value Total:      $100,841.59 (thousands)


List of Other Included Managers:             None

                                       2
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                           Form 13F INFORMATION TABLE

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              Column 1      Column 2    Column 3    Column 4          Column 5           Column 6   Column 7       Column 8
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                                                                                                               Voting authority
              Name of         Class       CUSIP      Value      Shrs or   SH/PRN  Put/  Investment    Other   ------------------
               Issuer         Title                 (x$1000)    prn amt.          Call  discretion  managers  Sole Shared  None
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
ATI TECHNOLOGIES INC         Common      1941103     4,898.3    525,000    SH     --       Yes        None    Sole   --     --
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ANADIGICS INC                Common     32515108     6,373.3    277,100    SH     --       Yes        None    Sole   --     --
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APPLIED FILMS CORP           Common     38197109     8,891.7    423,415    SH     --       Yes        None    Sole   --     --
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ATMEL                        Common     49513104     3,096.0    229,500    SH     --       Yes        None    Sole   --     --
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AUGUST TECHNOLOGY            Common    05106U105       752.6     52,700    SH     --       Yes        None    Sole   --     --
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BROOKS AUTOMATION            Common    11434A100     1,152.5     25,000    SH     --       Yes        None    Sole   --     --
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CELERITEK                    Common    150926103     6,848.6    458,100    SH     --       Yes        None    Sole   --     --
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CHIPPAC INC CL A             Class A   169657103       447.9     42,900    SH     --       Yes        None    Sole   --     --
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CINAR                        Common    171905300       993.3    218,307    SH     --       Yes        None    Sole   --     --
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COINSTAR                     Common    19259P300       351.2     15,782    SH     --       Yes        None    Sole   --     --
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CREDENCE SYSTEMS CORP        Common    225302108    11,169.8    460,800    SH     --       Yes        None    Sole   --     --
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DELIAS CORP                  Common    24688Q101     1,343.2    167,900    SH     --       Yes        None    Sole   --     --
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DIVERSINET CORP NEW          Common    25536K204       131.3     75,000    SH     --       Yes        None    Sole   --     --
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ELOYALTY CORP                Common    290151109       984.4    984,400    SH     --       Yes        None    Sole   --     --
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FEI CO                       Common    30241L109     6,801.9    165,900    SH     --       Yes        None    Sole   --     --
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HYDRIL CO                    Common    448774109     3,734.3    164,000    SH     --       Yes        None    Sole   --     --
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IBIS                         Common    450909106       165.5     15,000    SH     --       Yes        None    Sole   --     --
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I-MANY INC                   Common    44973Q103     1,019.3     75,500    SH     --       Yes        None    Sole   --     --
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IMPCO TECHNOLOGIES           Common    45255W106       707.0     20,000    SH     --       Yes        None    Sole   --     --
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LAM RESEARCH CORP            Common    512807108     3,335.6    112,500    SH     --       Yes        None    Sole   --     --
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MEASURMENT SPECIALTIES INC   Common    583421102       232.8     13,900    SH     --       Yes        None    Sole   --     --
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METALINK                       Ord     M69897102       296.2     42,500    SH     --       Yes        None    Sole   --     --
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MSC SORTWARE CORP            Common    553531104     2,341.9    124,900    SH     --       Yes        None    Sole   --     --
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MICROCOMPONENT TECHNOLOGY    Common    59479Q100       140.4     54,000    SH     --       Yes        None    Sole   --     --
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MICROTUNE                    Common    59514P109     1,320.0     60,000    SH     --       Yes        None    Sole   --     --
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NOVA MEASURING INSTRUMENTS   Common    M7516K103     2,700.9    460,900    SH     --       Yes        None    Sole   --     --
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NOVATEL WIRELESS INC         Common    66987M109       345.1    170,000    SH     --       Yes        None    Sole   --     --
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OAK TECHNOLOGY               Common    671802106     1,853.3    175,000    SH     --       Yes        None    Sole   --     --
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REMEC INC                    Common    759543101     8,677.5    699,800    SH     --       Yes        None    Sole   --     --
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SAGE INC                     Common    786632109     3,163.6    204,100    SH     --       Yes        None    Sole   --     --
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SILICON IMAGE INC            Common    82705T102     2,513.5    502,700    SH     --       Yes        None    Sole   --     --
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SIPEX CORP                   Common    829909100     1,536.2    101,800    SH     --       Yes        None    Sole   --     --
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SYNPLICITY INC               Common    87160Y108       171.2     17,100    SH     --       Yes        None    Sole   --     --
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THREE FIVE SYSTEMS INC       Common    88554L108       330.8     18,400    SH     --       Yes        None    Sole   --     --
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TRIKON TECHNOLOGIES          Common    896187408     1,400.0    100,000    SH     --       Yes        None    Sole   --     --
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VIRATA CORP                  Common    927646109     4,106.0    346,500    SH     --       Yes        None    Sole   --     --
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WESTERN DIGITAL CORP         Common    958102105       493.8    125,000    SH     --       Yes        None    Sole   --     --
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XILINX                       Common    983919101     1,666.1     40,400    SH     --       Yes        None    Sole   --     --
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ASM INTERNATIONAL NV         Common    N07045102     4,355.1    219,400    SH     --       Yes        None    Sole   --     --
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                                                 $100,841.59
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